Share-based payments (Tables)	6 Months Ended
Jun. 30, 2024
Statements [Line Items]
Summary of Employee Related Share Based Compensation Expense
The Group recognized total employee-related share-based compensation expenses from all plans, during the three and six months ended June 30, 2024 and 2023 as set out below:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	(Euros in thousands)		(Euros in thousands)
Research and development expenses	(2,595)	(3,282)	(4,863)	(6,815)
General and administrative expenses	(1,713)	(2,231)	(3,742)	(4,800)

Total	(4,308)	(5,513)	(8,605)	(11,615)

Matching Stock Options [Member]
Statements [Line Items]
Summary of Employee Share Options
Matching Stock Options outstanding as of June 30, 2024:

	2024
	Weighted average exercise price in USD	Number
Matching Stock Options outstanding on January 1	10.00	1,342,648
Matching Stock Options forfeited	—	—
Matching Stock Options exercised	10.00	21,748
Matching Stock Options expired	—	—
Matching Stock Options outstanding on June 30	10.00	1,320,900
Matching Stock Options exercisable on June 30	10.00	1,320,900
Weighted average remaining contract life (years)	6.00

Converted Options [Member]
Statements [Line Items]
Summary of Employee Share Options
Converted Options outstanding as of June 30, 2024:

	2024
	Weighted average exercise price in USD	Number
Converted Options outstanding on January 1	2.81	503,310
Converted Options forfeited	—	—
Converted Options exercised	1.22	23,207
Converted Options expired	—	—
Converted Options outstanding on June 30	2.89	480,103
Converted Options exercisable on June 30	2.89	480,103
Weighted average remaining contract life (years)	3.51

Additional Grants Under 2020 Plan [Member]
Statements [Line Items]
Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model	Immatics applied a Black-Scholes pricing model to estimate the fair value of the Service Options

	As of February 7, 2024	As of March 6, 2024	As of June 25, 2024
Exercise price in USD	$11.15	$12.31	$12.00
Underlying share price in USD	$11.15	$12.31	$12.00
Volatility	90.65%	90.65%	93.86%
Time period (years)	6.11	6.11	5.50
Risk free rate	4.04%	4.08%	4.20%
Dividend yield	0.00%	0.00%	0.00%

Summary of Employee Share Options
Service Options outstanding as of June 30, 2024:

	2024
	Weighted average exercise price in USD	Number
Service Options outstanding on January 1	9.87	7,757,974
Service Options granted in 2024	12.19	1,275,900
Service Options forfeited	11.33	187,179
Service Options exercised	9.88	87,655
Service Options expired	9.88	54,407
Service Options outstanding on June 30	10.18	8,704,633
Service Options exercisable on June 30	10.11	3,833,364
Weighted average remaining contract life (years)	8.17

Performance Based Options [Member]
Statements [Line Items]
Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model	In addition to the probability of achieving the market capitalization performance criteria, the inputs used in the measurements of the fair value at grant date of the PSUs were as follows:

As of February 7, 2024
Exercise price in USD	$11.15
Underlying share price in USD	$11.15
Volatility	77.62%
Time period (years)	3.23
Risk-free rate	4.12%
Dividend yield	0.00%

Summary of Employee Share Options
PSUs outstanding as of June 30, 2024:

	2024
	Weighted average exercise price in USD	Number
PSUs outstanding on January 1	10.08	3,642,000
PSUs granted in 2024	11.15	50,000
PSUs forfeited	10.00	12,000
PSUs outstanding on June 30	10.09	3,680,000
PSUs exercisable on June 30	—	—
Weighted average remaining contract life (years)	6.10